Related Party Balances and Transactions - Schedule of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Sales of goods and services to related parties	¥ 7,731	¥ 2,087
Purchases of goods/services from related parties	20,493	28,645	¥ 836,865
Aileyou
Related Party Transaction [Line Items]
Sales of goods and services to related parties	7,731	2,087
Ji'an Aoxinlian
Related Party Transaction [Line Items]
Purchases of goods/services from related parties	¥ 20,493	20,658	7,200
Ji'an Aojuxun
Related Party Transaction [Line Items]
Purchases of goods/services from related parties		¥ 7,987	2,091
JD Group
Related Party Transaction [Line Items]
Purchases of goods/services from related parties			¥ 827,574